Share-Based Payments - Changes in Numbers of Outstanding Awards for Equity-Settled Plans (Details) - 2022-2024 Tranches - shares shares in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
SHARE-BASED PAYMENTS
Beginning of period	16,830	11,504
Adjustment based upon KPI target achievement	151	115
Granted	6,944	13,760
Exercised	(10,193)	(7,675)
Forfeited	(392)	(403)
Change in settlement	(1,149)	(471)
End of period	12,192	16,830